ADVANCE TO SUPPLIERS - Schedule of Provision for Losses on Advances From Suppliers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provision For Advances To Suppliers Losses [Abstract]
Balances at the beginning of the year	R$ (69,273)	R$ (28,676)
Additions	(13,013)	(46,559)
Reversal	29,350	5,962
Balances at the end of the year	R$ (52,936)	R$ (69,273)